SEGMENTED INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Schedule of revenue and gross margin by segment
REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2018
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$583,214	$119,927	$90,461	$793,602
Cost of sales	417,645	58,796	52,590	529,031
Gross margin	$165,569	$61,131	$37,871	$264,571
Gross margin %	28.4%	51.0%	41.9%	33.3%
Expenses				282,846
Loss from operations				$(18,275)
Total assets				$683,916

	Year ended December 31, 2017
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$554,537	$101,535	$34,655	$690,727
Cost of sales	384,230	53,014	19,244	456,488
Gross margin	$170,307	$48,521	$15,411	$234,239
Gross margin %	30.7%	47.8%	44.5%	33.9%
Expenses				234,139
Earnings from operations				$100
Total assets				$694,644

	Year ended December 31, 2016
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$515,925	$71,486	$27,604	$615,015
Cost of sales	349,781	31,537	16,406	$397,724
Gross margin	$166,144	$39,949	$11,198	$217,291
Gross margin %	32.2%	55.9%	40.6%	35.3%
Expenses				195,621
Earnings from operations				$21,670
Total assets				$581,457

Schedule of revenue by geographical region	REVENUE BY GEOGRAPHICAL REGION

	2018	2017	2016
Americas	$314,169	$227,905	$213,633
Europe, Middle East and Africa	167,812	168,400	141,932
Asia-Pacific	311,621	294,422	259,450
	$793,602	$690,727	$615,015

Schedule of property and equipment by geographical region	PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2018	2017
Americas	$26,045	$26,608
Europe, Middle East and Africa	9,027	11,136
Asia-Pacific	4,770	5,233
	$39,842	$42,977